Income Taxes - Summary of Unused Non-capital Losses Expire (Details) - Unused Non-capital Losses - CAD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		$ 426,005	$ 371,146
2027
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		3,495
2032
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		995
2033
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		4,606
2034
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		9,807
2035
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		12,563
2036
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		14,467
2037
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		7,394
2038
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		6,595
2039
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		26,305
2040
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		37,751
2041
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		40,061
2042
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		32,494
Canada Federal
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		193,543
Canada Federal | 2027
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		3,510
Canada Federal | 2032
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		1,001
Canada Federal | 2033
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		4,610
Canada Federal | 2034
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		7,760
Canada Federal | 2035
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		12,565
Canada Federal | 2036
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		14,468
Canada Federal | 2037
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		7,393
Canada Federal | 2038
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		6,594
Canada Federal | 2039
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		26,330
Canada Federal | 2040
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		37,884
Canada Federal | 2041
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		40,013
Canada Federal | 2042
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		31,415
Canada Federal | Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		193,543
Canada Provincial
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		196,533
Canada Provincial | Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		196,533
Foreign Countries
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		230,366
Foreign Countries | United Kingdom | Not Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire		225,566
Foreign Countries | United States | Not Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	[1]	$ 4,800

[1]

1) As a result of the conversion of the parent's debt into Liminal shares on April 23, 2019, more than 50% of the issued shares of Liminal were owned by a single shareholder at December 31, 2022. US tax rules impose restrictions that will impact how $122,290 of losses are available to shelter income in future taxation years. As a result of the US restrictions, approximately $117,490 of losses will no longer be available to the company and are not presented in the available tax loss table presented above. The Company has $4,800 of U.S. tax loss carryforwards which arose after April 23, 2019 not subject to these limitations. A deferred tax asset has not been recognized for any loss carryforwards at December 31, 2022.